UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue

32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue

32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2022

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended [17 CFR § 270.30e-1], is attached hereto.

Semi-Annual Report Krane-UBS China A Share Fund Investor Class: KUASX Institutional Class: KUAIX September 30, 2021

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that KraneShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month year ended June 30, are available (i) without charge, upon request, by calling 855-857-2638; and (ii) on the Commission’s website at http://www.sec.gov

Schedule of Investments (Unaudited) September 30, 2021

Krane-UBS China A Share Fund

	Shares	Value
COMMON STOCK — 89.6%‡
CHINA — 89.6%
Consumer Discretionary — 6.4%
Gree Electric Appliances of Zhuhai, Cl A*	4,800	$28,757
Midea Group, Cl A	7,800	83,776
		112,533
Consumer Staples — 26.1%
Angel Yeast, Cl A	7,000	54,080
Chongqing Fuling Zhacai Group, Cl A	3,900	18,512
Inner Mongolia Yili Industrial Group, Cl A	12,300	71,618
Kweichow Moutai, Cl A	600	169,562
Wuliangye Yibin, Cl A	4,300	145,206
		458,978
Financials — 28.5%
Bank of Ningbo, Cl A	15,000	81,399
China Merchants Bank, Cl A	23,200	180,457
Ping An Bank, Cl A	58,600	161,597
Ping An Insurance Group of China, Cl A	10,500	78,311
		501,764
Health Care — 17.7%
Hangzhou Tigermed Consulting, Cl A	800	21,449
Jiangsu Hengrui Medicine, Cl A	10,960	85,176
Shandong Pharmaceutical Glass, Cl A	9,100	41,816
Yunnan Baiyao Group, Cl A	10,800	162,534
		310,975
Information Technology — 3.6%
Luxshare Precision Industry, Cl A	11,500	62,903

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2021

Krane-UBS China A Share Fund (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials — 7.3%
Anhui Conch Cement, Cl A	7,000	$44,160
Wanhua Chemical Group, Cl A	5,200	85,051
		129,211
TOTAL CHINA		1,576,364
TOTAL COMMON STOCK (Cost $1,811,810)		1,576,364
TOTAL INVESTMENTS — 89.6% (Cost $1,811,810)		1,576,364
OTHER ASSETS LESS LIABILITIES — 10.4%		183,194
NET ASSETS — 100%		$1,759,558
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

As of September 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (Unaudited)

September 30, 2021

Krane-UBS China A Share Fund
Assets:
Investments at Value	$1,576,364
Cash and Cash Equivalents	196,121
Foreign Currency at Value	10,881
Deferred Offering Costs	64,477
Receivable from Investment Adviser	26,617
Prepaid Expenses	10,221
Total Assets	1,884,681
Liabilities:
Offering Cost Payable	89,870
Audit Fees Payable	8,979
Payable due to Administrator	4,931
Legal Fees Payable	4,908
Printing Fees Payable	3,862
Payable for Trustees’ Fee	3,082
Chief Compliance Officer Fees Payable	1,207
Shareholder Service Fees — Investor Class	178
Other Accrued Expenses	8,106
Total Liabilities	125,123
Net Assets	$1,759,558
Net Assets Consist of:
Paid-in Capital	$2,000,000
Total Distributable Loss	(240,442)
Net Assets	$1,759,558
Investor Class
Net Assets	880,101
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	100,000
Net Asset Value, Offering and Redemption Price Per Share*	$8.80
Institutional Class
Net Assets	879,457
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	100,000
Net Asset Value, Offering and Redemption Price Per Share*	8.79
Cost of Investments	$1,811,810
Cost of Foreign Currency	10,881
*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (Unaudited)

For the period ended September 30, 2021

Krane-UBS China A Share Fund(1)
Investment Income:
Dividend Income	$12,068
Interest Income	2
Less: Foreign Taxes Withheld	(1,207)
Total Investment Income	10,863
Expenses:
Management Fees†	6,371
Administration Fees	16,767
Chief Compliance Officer Fees	1,207
Trustees’ Fees	3,082
Offering Costs	25,393
Transfer Agent Fees	11,811
Printing Fees	11,387
Audit Fees	8,979
Legal Fees	4,908
Registration Fees	904
Custodian/Wire Agent Fees	696
Shareholder Service Fees — Institutional Class	664
Other Fees	5,000
Total Expenses	97,169
Management Fee Waiver†	(6,371)
Reimbursement from Adviser	(82,539)
Net Expenses	8,259
Net Investment Income	2,604
Net Realized Gain (Loss) on:
Investments	(7,937)
Foreign Currency Translations	337
Net Realized Loss on Investments and Foreign Currency Translations	(7,600)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(235,446)
Net Change in Unrealized Depreciation on Investments	(235,446)
Net Realized and Unrealized Loss on Investments and Foreign Currency Translations	(243,046)
Net Decrease in Net Assets Resulting from Operations	$(240,442)
(1)	Commenced operations on June 15, 2021.
†	See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Krane-UBS China A Share Fund
Period Ended September 30, 2021(1) (Unaudited)
Operations:
Net Investment Income	$2,604
Net Realized Loss on Investments and Foreign Currency Translations	(7,600)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(235,446)
Net Decrease in Net Assets Resulting from Operations	(240,442)
Capital Share Transactions:
Investor Class
Issued	1,000,000
Increase in Net Assets from Investor Class Capital Share Transactions	1,000,000
Institutional Class
Issued	1,000,000
Increase in Net Assets from Institutional Class Capital Share Transactions	1,000,000
Total Increase in Net Assets	1,759,558
Net Assets:
Beginning of Period	—
End of Period	$1,759,558
Share Transactions:
Investor Class
Issued	100,000
Net Increase in Shares Outstanding from Investor Class Share Transactions	100,000
Institutional Class
Issued	100,000
Net Increase in Shares Outstanding from Institutional Class Share Transactions	100,000
(1)	Commenced operations on June 15, 2021.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For the Period Ended September 30, 2021 (Unaudited)

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Loss on Investments ($)	Total from Operations ($)
Krane-UBS China A Share Fund(1)
Investor Class
2021***	10.00	0.02	(1.22)	(1.20)
Institutional Class
2021***	10.00	0.01	(1.22)	(1.21)
(1)	Commenced operations on June 15, 2021.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	For the six-month period ended September 30, 2021. All ratios for the period have been annualized, except for the Total Return.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)

8.80	(12.10)	880	1.49†	18.93†	0.64†	7††

8.79	(12.00)	879	1.75†	19.19†	0.38†	7††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2021, the Trust had thirty one operational series. The financial statements herein and the related notes pertain to the Krane-UBS China A Share Fund (the “Fund”). The Fund commenced operations on June 15, 2021 and currently offers Investor Class and Institutional Class shares.

The Fund is a non-diversified Fund, as defined under Section 5(b)(1) of the Investment Company Act of 1940. Krane Funds Advisors, LLC (“Krane” or the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Fund, and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). UBS Asset Management (Americas) Inc. (“UBS” or “Sub-Adviser”) serves as the sub-adviser to the Fund and is responsible for the day-to-day management of the Fund.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, currently holds approximately 40.2% and 30.7%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

The investment objective of the Fund is to maximize capital appreciation. The Fund is actively managed and does not track an index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

SECURITY VALUATION — The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator and determined as of the regularly scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the Exchange is open.

Notes to Financial Statements (Unaudited) (continued)

Securities listed on a securities exchange (i.e. exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by the Fund’s independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time.

The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Over-the-counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Securities for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

Notes to Financial Statements (Unaudited) (continued)

In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which the Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Trust typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane recommends and the Trust’s Fair Valuation Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range (the “Exchange Range”) based on that day’s opening price (‘‘Collared Securities’’). Fair value determinations for such Collared Securities will generally be capped based on the Exchange Range relevant to that security. As an example, China A-Shares can only be plus or minus ten percent in one day of trading on the relevant mainland China equity exchange. As a result, the fair value price determination for China A-Shares on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day. In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of the Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date.

Notes to Financial Statements (Unaudited) (continued)

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to the Fund’s Schedule of Investments.

FEDERAL INCOME TAXES — It is the Fund’s intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2021, management of the Fund has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

FOREIGN CURRENCY — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and

Notes to Financial Statements (Unaudited) (continued)

losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Fund reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund distributes its net investment income at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Fund’s Custodian, if the Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

SECURITIES LENDING — The Fund may lend securities from its portfolios to brokers, dealers and other financial institutions. In connection with such loans, the Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of the Fund’s total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by the Fund from a securities lending program. The Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 3). There were no securities on loan as of September, 30 2021.

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

REDEMPTION FEES — The Fund retains a redemption fee of 1.00% on redemptions of Fund shares if redeemed within 60 days of purchase. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Fund are reported on the Statement of Changes in Net Assets. The Fund reserves the right to waive the redemption fee in its discretion.

OFFERING COSTS — During the period ended September 30, 2021, the Fund commenced operations and incurred offering costs in the amount of $89,870, which are being amortized to expense over a twelve month period. As of September 30, 2021, the Fund had $64,477 remaining to be amortized.

Notes to Financial Statements (Unaudited) (continued)

3. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of the Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering the Fund’s investment program and the general management and administration of the Trust. The Board of Trustees of the Trust supervises Krane and establishes policies that Krane must follow in its management activities.

Pursuant to the Agreement the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 1.25% based on a percentage of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding taxes, leverage interest, brokerage costs, dividends and interest on securities sold short, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation and indemnification expenses) from exceeding 1.49% and 1.74% of the Fund’s average daily net assets of the Institutional Class Shares and Investor Class Shares, respectively, until August 1, 2022. This Agreement may be terminated at any time and for any reason at the sole discretion of the Fund’s Board of Trustees. The Adviser is entitled to reimbursement by the Fund of fees waived and/or expenses reimbursed during any of the preceding three fiscal years, so long as such reimbursement would not cause the Fund to exceed its expense limitation at either the time of recoupment or the time of the waiver and/or reimbursement.

SUB-ADVISORY AGREEMENT — UBS serves as the Sub-Adviser to the Fund and is responsible for the day-to-day management of the Fund, subject to the supervision by the Adviser and the Board. The Sub-Adviser is an indirect asset management subsidiary of UBS Group AG and a member of the UBS Asset Management division. For the services UBS provides to the Fund, the Adviser pays a sub-advisory fee to UBS based upon the monthly average assets under management (“Monthly Average AUM”) of the Fund as follows: Monthly Average AUM under $100 million: 0.83%; Monthly Average AUM above $100 million up to and including $250 million: 0.78%; Monthly Average AUM above $250 million up to and including $500 million: 0.75%; and Monthly Average AUM above $500 million: 0.70%. The sub-advisory fee shall be payable on a monthly basis in arrears. In the event that the Sub-Advisory Agreement is terminated other than at the end of a term year, the sub-advisory fee payable to UBS shall be appropriately prorated.

INVESTOR CLASS SHARES DISTRIBUTION PLAN — The Fund has adopted a Distribution Plan with respect to Investor Class Shares (the “Plan”) that allows it to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”). Under the Plan, if a Service Provider provides distribution services, the Fund would pay distribution fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. Because any distribution fees would be paid out of a Fund’s assets on an ongoing basis, the distribution fees would increase the cost of your investment and may cost you more than paying other types of sales charges. These fees are disclosed on the Statement of Operations as Shareholder Service Fees.

Notes to Financial Statements (Unaudited) (continued)

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. BBH serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

4. INVESTMENT TRANSACTIONS

For the period ended September 30, 2021, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

KraneShares Funds	Purchases	Sales and Maturities
Krane-UBS China A Share Fund	$1,922,338	$102,592

During the period ended September 30, 2021, there were no purchases or sales of long-term U.S. government securities.

For the period ended September 30, 2021, there were no purchases or sales of in-kind transactions.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at September 30, 2021, were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Krane-UBS China A Share Fund	$1,811,810	$4,552	$(239,998)	$(235,446)

6. CONCENTRATION OF RISKS

The Fund may not achieve its investment objective. A shareholder of the Fund could lose money. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is subject to risks that may adversely affect the value of the Fund’s shares, including:

CHINA RISK — The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. China may be subject to considerable degrees of economic, political and social instability. In addition, the Chinese economy is export-driven and highly reliant on trading wit key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese

Notes to Financial Statements (Unaudited) (continued)

government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make Chinese securities illiquid.

In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares.

Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers.

A-Shares Risk — A-Shares are issued by companies incorporated in mainland China and are traded on Chinese exchanges. Investments in A-Shares are made available to domestic Chinese investors and certain foreign investors, including those who have been approved as a QFII or a RQFII and through the Stock Connect Programs, which currently include the Shanghai-Hong Kong Stock Connect, Shenzhen-Hong Kong Stock Connect, Shanghai-London Stock Connect, and the China-Japan Stock Connect. Investments by other foreign investors in A-Shares are subject to various regulations and limits. Investments in A-Shares are subject to various restrictions. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. A-Shares may be subject to frequent and widespread trading halts and may become illiquid. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.

Tax Risk — Per a circular (Caishui [2014] 79), the Fund is temporarily exempt from the Chinese tax on capital gains on trading in A-Shares as a QFII or RQFII or the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect as of November 17, 2014, and the Shenzhen Stock Exchange through the Shenzhen-Hong Kong Stock Connect as of December 5, 2016. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, the Fund may be subject to such taxes in the future. In addition, there is uncertainty as to the application and implementation of China’s value added tax to the Fund’s activities. The Fund reserves the right to establish a reserve for taxes, which present uncertainty as to whether they

Notes to Financial Statements (Unaudited) (continued)

will be assessed, although it currently does not do so. If the Fund establishes such a reserve but is not ultimately subject to these taxes, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax. Investors should note that such provision, if any, may be excessive or inadequate to meet actual tax liabilities (which could include interest and penalties) on the Fund’s investments. Any taxes imposed in connection with the Fund’s activities will be borne by the Fund. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant tax authorities.

Capital Controls Risk — Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by government actors and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Although the RMB is not presently freely convertible, rather it is subject to the approval of the State Administration of Foreign Exchange (“SAFE”) and other relevant authorities, repatriations by RQFIIs or through the Stock Connect Programs are currently permitted daily and Chinese authorities have indicated their plans to move to a fully freely convertible RMB. There is no assurance, however, that repatriation restrictions will not be (re-) imposed in the future.

Hong Kong Risk — The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government. China may change its policies regarding Hong Kong at any time. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and, thus, the value of securities in the Fund’s portfolio.

Stock Connect Program Risk — The Stock Connect Programs are subject to daily and aggregate quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the participating exchanges located outside of mainland China are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Only certain China A-Shares are eligible to be accessed through the Stock Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Stock Connect Programs. Because the Stock Connect Programs are still evolving, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the participating exchanges will continue to support the Stock Connect Programs in the future.

Notes to Financial Statements (Unaudited) (continued)

Investments in China A-Shares may not be covered by the securities investor protection programs of either exchange and, without the protection of such programs, will be subject to the risk of default by the broker. Because of the way in which China A-Shares are held in the Stock Connect Programs, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Chinese exchange becomes insolvent.

EQUITY SECURITIES RISK — The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities may be more volatile than other asset classes and are generally subordinate in rank to debt and other securities of the same issuer.

EMERGING MARKETS RISK — The Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown, and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

FOREIGN SECURITIES RISK — Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers, may have less governmental regulation and oversight, and are typically subject to different investor protection standards than U.S. issuers. Investments in non-U.S. securities entail the risk of loss due to foreign currency fluctuations and political or economic instability. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities. These factors could result in a loss to the Fund.

GEOGRAPHIC FOCUS RISK — The Fund’s investments are expected to be focused in a particular country, countries, or region and therefore the Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

CURRENCY RISK — The Fund’s net asset value (“NAV”) is determined on the basis of the U.S. dollar, therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing portfolio investments. This may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

CONCENTRATION RISK — The Fund’s assets may be concentrated in a limited number of issuers, an industry or group of industries, or sectors. The securities of companies in an industry or group of industries or sector could react similarly to market developments. Thus, the Fund is subject to loss due to adverse occurrences that affect one industry or group of industries or sector. The Fund’s concentration risk is expected to vary over time.

Notes to Financial Statements (Unaudited) (continued)

LIQUIDITY RISK — The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. The Chinese markets may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

SMALL- AND MID-CAPITALIZATION COMPANY RISK — Investing in the securities of small or medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies. Since small or medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may be less liquid and more volatile. They may also be sensitive to (expected) changes in interest rates and earnings. In general, smaller capitalization companies may be more vulnerable than larger companies to adverse business or economic developments.

LARGE CAPITALIZATION COMPANY RISK — Large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-capitalization companies.

NON-DIVERSIFICATION RISK — The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund’s share price may be more volatile, and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

IPOs RISK — The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.

MANAGEMENT RISK — The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

MARKET RISK — The market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets and negative sentiment, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements.

Notes to Financial Statements (Unaudited) (continued)

VALUATION RISK — Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

TAX RISK — In order to qualify for the favorable tax treatment available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. The Fund’s investments in issuers whose control persons are not certain creates a risk that tax authorities may retrospectively deem the Fund to have failed the asset diversification requirements. If the Fund were to fail the favorable tax treatment requirements, it would be taxed in the same manner as an ordinary corporation, which would adversely affect its performance.

DEPOSITORY RECEIPTS RISK — The Fund may hold the securities of foreign companies in the form of depositary receipts, including American Depositary Receipts and Global Depositary Receipts. Investing in depositary receipts entails the risks associated with foreign investments, such as fluctuations in foreign currency exchange rates and political and economic risks distinct from those associated with investing in the securities of U.S. issuers. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading, which will affect the value of the depositary receipts.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes, options, and participation or equity-linked notes) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets. Many derivatives are subject to segregation requirements that require the Fund to segregate the market or notional value of the derivatives, which could impede the portfolio management of the Fund.

Notes to Financial Statements (Unaudited) (concluded)

INVESTMENTS IN INVESTMENT COMPANIES RISK — The Fund may invest in other investment companies, including those that are advised, sponsored or otherwise serviced by Krane, the Sub-Adviser, or their respective affiliates. The Fund will indirectly be exposed to the risks of investments by such funds and will incur its pro rata share of the underlying fund’s expenses. Additionally, investments in ETFs are subject to ETF Risk. Krane and UBS are subject to conflicts of interest in allocating Fund assets to investment companies that are advised, sponsored or otherwise serviced by Krane, the Sub-Adviser, or their respective affiliates. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the 1940 Act and possibly other U.S. laws.

SECURITIES LENDING RISK — To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

CASH AND CASH EQUIVALENTS RISK — The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

NEW FUND RISK — The Fund was recently formed and has no operating history. There can be no assurance that the Fund will be successful in implementing its investment strategy or attract sufficient assets to realize economies of scale.

7. INDEMNIFICATIONS

At September 30, 2021, 100% of the Investor Class and 100% of the Institutional Class total shares outstanding were held by one related party shareholder.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Approval of Advisory Agreement and Sub-Advisory Agreement (Unaudited)

At a meeting held on December 18, 2020, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a proposed investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of Krane UBS China A Share Fund (the “New Fund”) and a proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between Krane, on behalf of the New Fund, and UBS Asset Management (Americas) Inc. (“UBS”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session, the Board received and considered information provided by Krane and UBS in response to the Independent Trustees’ written requests related to the Board’s consideration of the Agreements. The Board noted that, as with each existing series of the Trust, it will consider information at its regularly scheduled meetings related to, among other matters, the services provided by Krane and, as applicable, UBS. The Board also considered that it receives additional information from Krane outside of regularly scheduled Board meetings and executive sessions held by the Independent Trustees. As a result, the Board considered that its evaluation process with respect to Krane and UBS will be ongoing.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to the New Fund by Krane and UBS; (2) the proposed compensation to be paid under each Agreement; (3) the estimated costs of the services to be provided by Krane and UBS and the profitability expectations of Krane and UBS with respect to their respective relationship with the New Fund; (4) the extent to which economies of scale could be realized as the New Fund grows; and (5) other benefits Krane and UBS anticipate they may receive from their respective relationship with the New Fund.

Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the December 18, 2020 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane and UBS under the Agreements. The Board considered the responsibilities of Krane under the Advisory Agreement, including its obligation to oversee the services provided by UBS. The Board also discussed the nature, quality and extent of services to be provided by UBS under the Sub-Advisory Agreement.

The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel that will provide services to the New Fund. The Board recognized that Krane invested significant time and effort in structuring the New Fund, particularly in light of the decision to launch the New Fund as an open-end mutual fund with multiple classes instead of an exchange-traded fund. The Board considered that Krane identified UBS as a potential subadviser given its long track record of managing a strategy similar to that proposed for the New Fund and that Krane invested time and effort to assess the potential market appeal in the United States of such investment strategy and to arrange service providers for the Trust. The Board considered that since the New Fund will be structured as an open-end mutual fund, Krane has spent time developing new policies and procedures related to compliance with regulations that are not applicable to existing series of the Trust, including a multiple class plan under Rule 18f-3 and a privacy policy under Regulation S-P.

Approval of Advisory Agreement and Sub-Advisory Agreement (Unaudited) (continued)

The Board noted that Krane continually evaluates its existing compliance and operational staff, and that it has consistently sought to retain qualified and experienced staff in these areas as its business has grown. The Board also considered the financial condition of Krane and its current ownership structure. The Board noted that Krane is part of a larger family of investment management firms with significant resources, including administrative resources utilized by Krane.

The Board considered that although Krane is responsible for monitoring the New Fund’s investment program and performance, UBS will manage the New Fund on a day-to-day basis. The Board considered that it had an opportunity to meet with key members of UBS’s portfolio management team and noted the time and effort spent by Krane and UBS to develop the New Fund’s investment program. The Board discussed the background of the New Fund’s portfolio manager and the team’s significant and diverse experience. The Board considered that the New Fund will provide investors in the United States with access to a unique investment program and an experienced and successful portfolio manager who is supported by an experienced team.

Investment Performance

The Board noted that, because the New Fund has not yet commenced investment operations, it has no investment performance. However, the Board discussed the historical composite performance record of UBS’s portfolio management team in connection with managing a substantially similar investment strategy. The Board considered that once the New Fund commences operations, the Board will receive regular reports regarding the performance of the New Fund relative to a broad Morningstar peer group, as well as a select group of competitors identified by Krane and/or UBS.

Compensation

The Board considered that, pursuant to the Advisory Agreement, Krane is responsible for providing services in addition to advisory services including, among others, certain board reporting and identification and oversight of the New Fund’s subadviser and other service providers. The Board considered the fees proposed to be paid by the New Fund in light of the nature, quality and extent of the services provided or obtained by Krane.

The Board noted Krane’s representation that the New Fund will offer unique investment exposure for investors and potential investors in registered mutual funds. The Board considered that Krane will waive a portion of its management fee with respect to the New Fund and noted that the New Fund proposes to impose a redemption fee on shares of the New Fund that are redeemed within 60 days of purchase.

Although the Board received information regarding the fees proposed to be paid to UBS under the Sub-Advisory Agreement, the Board noted the arm’s-length nature of the relationship between Krane and UBS with respect to the negotiation of subadvisory fee rates. The Board also considered that Krane (and not the New Fund) will pay UBS’s subadvisory fees.

Costs and Profitability

The Board considered the estimated cost of Krane’s services with respect to the New Fund. The Board noted that, because the New Fund has not yet launched, it was difficult to estimate how profitable it would be to Krane. The Independent Trustees noted that, at a meeting in executive session held on November 17, 2020, they received information from Krane regarding its financial stability and its profitability and discussed with Krane’s management how launching a new fund structured as an

Approval of Advisory Agreement and Sub-Advisory Agreement (Unaudited) (concluded)

open-end mutual fund could impact such profitability. The Board considered information previously provided by Krane regarding the cost of its services and its profitability with respect to the existing operational series of the Trust.

Although it reviewed information from UBS regarding the likely costs and profitability of providing services to the New Fund, the Board noted the arm’s-length nature of the relationship between Krane and UBS with respect to the negotiation of the subadvisory fee rates. The Board considered that Krane, and not the Fund, was responsible for paying the subadvisory fees under the Sub-Advisory Agreement.

Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the New Fund’s operations, noting that it was difficult to assess such benefits prior to the New Fund being effective. As a result, the Board considered other benefits not to be a material factor in its consideration of the Agreements.

Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services to the New Fund as it grows larger, including the extent to which this would be reflected in the fees to be paid by the New Fund. The Board noted that the New Fund’s proposed advisory fees do not include breakpoints, and that it was not possible — before commencement of investment operations — to accurately evaluate potential economies of scale. The Board also noted that Krane continues to reinvest a portion of its profits in its business, including through the addition of compliance and operations personnel, and that any economies of scale are shared with the New Fund in this manner. Based on these and other considerations, including that the New Fund is newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Agreements.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements. The Board noted that, as in the past, it will continue to monitor the New Fund at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Trust, on behalf of its separate series (“Funds”), has established a liquidity risk management program (the “Program”). The Program is designed to assess and manage each Fund’s liquidity risk. Liquidity risk is defined as the risk that a Fund could not meet requests to redeem its shares without significant dilution of remaining shareholders. The Board has designated a cross-functional committee, which is composed of Krane Funds Advisors, LLC (“Krane”) compliance and capital markets personnel and the Trust’s Chief Compliance Officer, to administer the Program (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program to assess and review, on an ongoing basis, the Funds’ liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Funds’ liquidity risk factors and the periodic classification (or re-classification, as necessary,) of the Funds’ investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) based on the number of days that it is reasonably expected to convert them into cash, in current market conditions, without significantly changing their value. In conducting its assessment, the Program Administrator utilizes information about each Fund’s investment strategy, its flows, the efficacy of its arbitrage mechanism (as indicated by the premiums and/or discounts and bid-ask spreads of its shares), the characteristics of the Fund’s shareholders and the Fund’s ability to honor redemptions in kind.

At a meeting of the Board in May 2021, the Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from January 1, 2020 through December 31, 2020 (the “Annual Report”). In the Annual Report, the Program Administrator confirmed that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and that the Program has been implemented and operated effectively. The Program Administrator is not aware of any weakness in the design and/or effectiveness of implementation of the Program and no material changes to the Program were proposed. In addition, the Program Administrator has concluded that each Fund investment strategy continues to be appropriate for an open-end fund. There were no material violations of the Program during the reporting period. At subsequent quarterly meetings of the Board, the Program Administrator provided the Board with a summary of each Fund’s liquidity profile during the preceding quarter and the operation of the Program with respect thereto.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2021 to September 30, 2021).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return.    This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return.    This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged.This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Krane-UBS China A Share Fund
Investor Class
Actual Fund Return(2)	$1,000.00	$879.00	1.49%	$3.91
Hypothetical 5% Return	1,000.00	1,017.60	1.49	7.54
Institutional Class
Actual Fund Return(2)	$1,000.00	880.00	1.75	4.60
Hypothetical 5% Return	1,000.00	1,016.29	1.75	8.85
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) unless otherwise indicated.
(2)	Expenses are equal to Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 102/365 (to reflect the period from 6/20/21 – 9/30/21).

KraneShares Trust:

280 Park Avenue 32nd Floor

New York, NY 10017

1-855-857-2638

www.kraneshares.com/mutual-funds/krane-ubs-china-a-share-fund

Investment Adviser:

Krane Funds Advisors, LLC

280 Park Avenue 32nd Floor

New York, NY 10017

Sub-Adviser:

UBS Asset Management (Americas) Inc.

One North Wacker Drive

Chicago, IL 60606

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Fund described.

KraneShares Trust:

280 Park Avenue 32nd Floor

New York, NY 10017

KRS-SA-004-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR § 270.30a-3(d)) that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certification as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2021

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 9, 2021